Business Combination - Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Details) - USD ($) $ in Millions	Sep. 30, 2025	Aug. 13, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,397		$ 1,406
Trade payables and other current liabilities	$ (1,875)		$ (2,092)
MIPS Holdings Inc
Disclosure of detailed information about business combination [line items]
Current assets		$ 6
Other noncurrent assets		7
Trademark		6
Developed technology		39
In-process research and development		44
Customer relationships		49
Trade payables and other current liabilities		(9)
Other noncurrent liabilities		(7)
Net identifiable assets acquired		135
Add: Goodwill		91
Net assets acquired		$ 226